Operating Expenses	12 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Operating Expenses
26.
OPERATING EXPENSES

	Cost of sales
	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020, 2021 through April 30, 2021
Depreciation & amortization	(14,843)	(14,027)	(5,357)	(9,809)
Personnel costs	(153,868)	(119,288)	(39,906)	(54,402)
Cost of materials	(327,954)	(299,691)	(246,660)	(128,937)
Properties & buildings maintenance, occupancy and incidental costs	(20,737)	(14,409)	(4,865)	(5,814)
Logistic expenses	(4,242)	(1,078)	(366)	(1,587)
IT & Consulting	(25,209)	(24,047)	(5,921)	(7,675)
Other	(19,263)	(20,491)	(8,618)	(4,973)
Cost of sales	(566,117)	(493,031)	(311,693)	(213,197)

	Selling and distribution expenses
	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020, 2021 through April 30, 2021
Depreciation & amortization	(55,374)	(50,996)	(19,356)	(6,991)
Personnel costs	(87,963)	(71,325)	(25,551)	(32,154)
Marketing and selling expenses	(129,478)	(107,208)	(32,118)	(34,963)
Logistic expenses	(89,377)	(51,806)	(18,293)	(21,294)
IT & Consulting	(71,252)	(43,983)	(17,984)	(11,451)
Other	(22,407)	(22,053)	(10,361)	(4,955)
Selling and distribution expenses	(455,851)	(347,371)	(123,663)	(111,808)

	General administration expenses
	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020, 2021 through April 30, 2021
Depreciation & amortization	(13,196)	(16,238)	(4,308)	(9,072)
Personnel costs	(113,905)	(41,267)	(18,041)	(15,061)
Insurance	(2,965)	(2,703)	(938)	(795)
IT & Consulting	(24,257)	(24,902)	(3,881)	(16,269)
Other	(17,066)	(1,479)	(3,871)	(11,431)
General administration expenses	(171,388)	(86,589)	(31,039)	(52,628)

The main driver of the increase in fiscal 2023 in personnel costs in general administration is the IFRS 2 (MIP) topic as explained under Note 30 – Share-based compensation. The "other" general administration items mainly include higher expenses related to the preparation of the IPO.

Selling & distribution expenses include shipping and handling costs in the amount of €155.2 million for the fiscal year ended September 30, 2023. For the fiscal year ended September 30, 2022, the shipping and handling costs amounted to €101.1 million. For the period from May 1, 2021 through September 30, 2021, the shipping and handling costs amounted to €33.2 million, and for the period from October 1, 2020, through April 30, 2021, these amounted to €34.5 million. These shipping and handling costs within selling and distribution expenses are presented in multiple items in the table above, such as logistic expenses, personnel costs, and selling expenses.

The personnel costs line items in the tables above capture also expense relating to social security benefits, including the governmental retirement plan in Germany and four defined contribution schemes for its employees within the United States as described below:

German Governmental Plan

The Company pays the employer’s contribution for the social security monthly, which includes 9.3% of the gross salary of each employee for the governmental retirement scheme.

During the year ended September 30, 2023, the Company’s contribution to the German Governmental Plan amounted to €15.0 million. During the year ended September 30, 2022, the contribution amounted to €12.3 million.

Safe Harbor 401(K) Contribution (US)

This contribution is made for all employees and is equal to 5% of regular earnings (excluding bonuses).

During the year ended September 30, 2023, the Company’s contribution to the Safe Harbor 401 amounted to $1.1 million. During the year ended September 30, 2022, the contribution amounted to $0.9 million.

Profit Share (US)

This plan constitutes approximately 8% of regular earnings for Vice Presidents and Managing Directors (entire Americas senior leadership team). Total contributions to the 401k / qualified retirement vehicles for individual employees are subject to maximum federal allowable contribution limits.

During the year ended September 30, 2023, the Company’s contribution to the profit share plan amounted to $0.2 million. During the year ended September 30, 2022, the contribution amounted to $0.2 million.

Non-Qualified Deferred Compensation Plan (US)

This is the Non-Qualified Deferred Compensation Plan (“NQDCP”) and is approximately 7% of regular earnings. The total contributions for the senior leadership team are about 20% (5% + 8% + 7%) of regular earnings. In addition, the senior leadership team also receives 20% of bonus payments, all of which is contributed to the NQDCP.

During the year ended September 30, 2023, the Company’s contribution to the NQDCP amounted to $0.4 million. During the year ended September 30, 2022, the contribution amounted to $0.6 million.

Deferred Compensation Plan for the Managing Director Americas (US)

This is a retention based deferred compensation arrangement to promote stability, longevity, and continued service. As per the terms of the agreement, the Company has made an accrual every year that the Managing Director has remained in the employ of the Company, starting in 2018. Payment will be made within 60 days of the termination of the Managing Director’s employment. The vesting date was March 31, 2023.